Commitments and contingencies (Details) $ in Millions		3 Months Ended
	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) d
Commitments [Abstract]
Purchase orders | $	$ 9.5	$ 12.7
Number Of Li-Cycle's Co-Founders		2
Number Of Current Directors Of Li-Cycle		2